UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
11/30/15 (Unaudited)

COMMON STOCKS (99.6%)(a)
		Shares	Value

Australia (5.0%)

Challenger, Ltd.		838,700	$5,130,486

Fairfax Media, Ltd.		6,664,614	4,298,974

Flight Centre Travel Group, Ltd.		86,530	2,257,352

JB Hi-Fi, Ltd.		310,080	4,340,373

Primary Health Care, Ltd.		1,182,504	2,750,218

Qantas Airways, Ltd.		1,539,725	4,038,521

Seven West Media, Ltd.		7,825,486	3,998,718

			26,814,642
Austria (0.7%)

voestalpine AG		119,347	3,883,758

			3,883,758
Belgium (2.3%)

bpost SA		169,474	4,118,327

Colruyt SA		49,465	2,451,099

Delhaize Group		55,925	5,603,272

			12,172,698
Canada (5.2%)

CI Financial Corp.		248,500	5,906,166

Cogeco Cable, Inc.		55,100	2,677,742

Genworth MI Canada, Inc.(S)		152,700	3,369,702

Home Capital Group, Inc.(S)		123,200	3,040,677

InnVest Real Estate Investment Trust(R)		710,000	2,956,007

Quebecor, Inc. Class B		185,100	4,583,666

Transcontinental, Inc. Class A		354,200	5,736,902

			28,270,862
China (1.7%)

Geely Automobile Holdings, Ltd.		10,995,000	5,754,022

Skyworth Digital Holdings, Ltd.		4,837,205	3,179,328

			8,933,350
Denmark (2.0%)

DSV A/S		122,930	4,780,674

NKT Holding A/S		33,617	1,661,080

Topdanmark A/S(NON)		153,303	4,261,884

			10,703,638
Faroe Islands (0.2%)

Bakkafrost P/F		48,125	1,309,648

			1,309,648
Finland (1.4%)

Stora Enso OYJ Class R		318,803	3,149,372

Tieto OYJ		183,535	4,681,080

			7,830,452
France (4.3%)

BioMerieux		16,226	1,861,792

Elior		95,437	1,845,261

Eurazeo SA		67,821	4,559,488

Faurecia		143,599	5,390,593

Ipsen SA		30,194	1,938,652

Saft Groupe SA		47,663	1,456,866

Technicolor SA(S)		795,927	5,968,967

			23,021,619
Germany (5.1%)

Draegerwerk AG & Co., KGaA (Preference)		32,766	2,432,671

Duerr AG		64,393	5,564,534

Gerresheimer AG		46,993	3,669,168

OSRAM Licht AG		113,662	4,798,779

STADA Arzneimittel AG		50,084	1,912,393

TUI AG (London Exchange)		287,476	4,771,300

TUI AG (Xetra Exchange)		263,203	4,379,871

			27,528,716
Greece (0.4%)

Mytilineos Holdings SA		478,059	2,106,238

			2,106,238
Hong Kong (1.7%)

Dah Sing Financial Holdings		704,400	3,646,037

Techtronic Industries Co., Ltd.		1,306,500	5,316,312

			8,962,349
Ireland (2.4%)

Permanent TSB Group Holdings PLC(NON)		1,321,118	6,526,886

Smurfit Kappa Group PLC		235,950	6,446,715

			12,973,601
Italy (5.1%)

A2A SpA		2,271,214	3,191,535

Azimut Holding SpA		57,974	1,480,471

Banca Popolare dell'Emilia Romagna SC		505,880	3,888,396

Banca Popolare di Milano Scarl		5,595,504	5,421,238

DiaSorin SpA		31,509	1,619,266

Mediaset SpA		962,364	4,231,861

Recordati SpA		190,166	4,727,644

Salini Impregilo SpA		720,450	3,125,451

			27,685,862
Japan (25.4%)

ADEKA Corp.		357,800	5,296,011

AIN Holdings, Inc.		121,000	5,669,480

Dowa Holdings Co., Ltd.		498,000	3,820,346

Fuji Electric Co., Ltd.		1,046,000	4,822,272

Fuji Machine Manufacturing Co., Ltd.		293,700	2,922,319

Fujitsu General, Ltd.		327,000	4,339,508

Hazama Ando Corp.		552,900	3,106,250

Hisamitsu Pharmaceutical Co., Inc.		72,900	3,112,698

Japan Airlines Co., Ltd.		164,700	5,638,650

Japan Petroleum Exploration Co.		140,200	3,905,096

Kaken Pharmaceutical Co., Ltd.		18,500	1,305,990

Kurita Water Industries, Ltd.		197,700	4,269,933

Kuroda Electric Co., Ltd.		229,400	4,386,901

KYORIN Holdings, Inc.		142,300	2,688,612

Maeda Road Construction Co., Ltd.		288,000	4,808,173

Mandom Corp.		123,800	4,978,605

Maruichi Steel Tube, Ltd.		181,100	5,020,700

Miraca Holdings, Inc.		92,200	4,101,346

Namco Bandai Holdings, Inc.		216,100	4,817,482

Sawai Pharmaceutical Co., Ltd.		77,700	4,460,255

Shinsei Bank, Ltd.		1,311,000	2,494,180

Shionogi & Co., Ltd.		131,700	5,809,837

Showa Corp.		468,000	4,530,080

Stanley Electric Co., Ltd.		192,500	4,239,986

Sumitomo Bakelite Co., Ltd.		1,107,000	4,644,701

Sumitomo Forestry Co., Ltd.		378,600	5,106,617

Sumitomo Warehouse Co., Ltd. (The)		508,000	2,705,517

Suzuken Co., Ltd.		148,050	5,783,753

Taikisha, Ltd.		197,500	4,697,636

Takuma Co., Ltd.		470,000	3,941,787

Tokai Rika Co., Ltd.		192,600	4,453,368

TS Tech Co., Ltd.		167,200	4,697,243

			136,575,332
Netherlands (0.6%)

PostNL NV(NON)		974,819	3,257,715

			3,257,715
New Zealand (1.5%)

Air New Zealand, Ltd.		2,700,151	4,839,286

Spark New Zealand, Ltd.		1,437,227	3,157,779

			7,997,065
Norway (2.3%)

Norsk Hydro ASA		507,150	1,960,778

Salmar ASA		302,565	5,083,049

SpareBank 1 SR-Bank ASA		570,197	2,539,152

Storebrand ASA(NON)		724,437	2,669,161

			12,252,140
Portugal (0.7%)

CTT-Correios de Portugal SA		394,554	3,650,912

			3,650,912
Singapore (0.6%)

Great Eastern Holdings, Ltd.		217,900	3,279,203

			3,279,203
South Africa (1.1%)

Mondi PLC		263,889	6,136,519

			6,136,519
South Korea (0.3%)

Hyundai Home Shopping Network Corp.		18,535	1,822,767

			1,822,767
Spain (0.6%)

Enagas SA		101,535	3,026,278

			3,026,278
Sweden (1.2%)

JM AB		147,034	4,290,416

Modern Times Group MTG AB Class B		66,985	1,976,879

			6,267,295
Switzerland (5.0%)

Bucher Industries AG		18,990	4,319,055

Clariant AG		250,168	4,612,613

Forbo Holding AG		4,587	5,073,632

Georg Fischer AG		6,982	4,550,159

Partners Group Holding AG		10,112	3,651,269

Swiss Life Holding AG		19,331	4,875,730

			27,082,458
Taiwan (4.8%)

ASUSTeK Computer, Inc.		436,000	3,602,765

Catcher Technology Co., Ltd.		487,000	4,700,146

Highwealth Construction Corp.		1,638,000	2,005,284

Innolux Corp.		5,602,000	1,709,447

Pegatron Corp.		3,405,000	8,953,592

Teco Electric and Machinery Co., Ltd.		4,939,000	3,844,681

TSRC Corp.		1,921,160	1,172,539

			25,988,454
United Kingdom (17.1%)

Aberdeen Asset Management PLC		714,504	3,437,105

Afren PLC(F)(NON)(S)		4,060,504	6

Ashmore Group PLC(S)		963,067	3,662,447

Barratt Developments PLC		619,612	5,608,514

Beazley PLC		962,667	5,706,695

Bellway PLC		113,337	4,465,427

Berkeley Group Holdings PLC		111,457	5,390,154

Britvic PLC		423,189	4,573,090

Dialog Semiconductor PLC(NON)(S)		84,114	3,140,688

Galliford Try PLC		112,244	2,471,519

Henderson Group PLC		884,783	4,114,978

Inchcape PLC		330,773	3,918,161

Jupiter Fund Management PLC		889,583	6,305,099

Man Group PLC		1,748,594	4,297,963

Mitie Group PLC		376,609	1,809,968

Next PLC		41,787	4,984,480

Pace PLC		875,687	5,257,021

Persimmon PLC		173,557	5,005,695

Savills PLC		531,965	7,194,704

Schroders PLC		111,647	5,037,817

Tate & Lyle PLC		199,920	1,776,486

Thomas Cook Group PLC(NON)		2,092,335	3,778,365

			91,936,382
United States (0.9%)

Aspen Insurance Holdings, Ltd.		97,914	4,946,615

			4,946,615

Total common stocks (cost $508,958,352)			$536,416,568

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes
2.125%, August 15, 2021(i)		$141,000	$144,244
2.000%, February 15, 2025(i)		30,000	29,640

Total U.S. treasury obligations (cost $173,884)			$173,884

SHORT-TERM INVESTMENTS (3.0%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.27%(d)	Shares	12,581,615	$12,581,615

Putnam Short Term Investment Fund 0.16%(AFF)	Shares	2,085,515	2,085,515

U.S. Treasury Bills 0.06%, April 7, 2016(SEGSF)		$319,000	318,929

U.S. Treasury Bills 0.15%, February 18, 2016(SEGSF)		141,000	140,955

U.S. Treasury Bills 0.15%, February 11, 2016(SEGSF)		191,000	190,943

U.S. Treasury Bills 0.03%, February 4, 2016(SEGSF)		171,000	170,991

U.S. Treasury Bills 0.10%, January 21, 2016(SEGSF)		280,000	279,962

U.S. Treasury Bills 0.10%, January 14, 2016(SEGSF)		189,000	188,977

Total short-term investments (cost $15,957,887)			$15,957,887

TOTAL INVESTMENTS

Total investments (cost $525,090,123)(b)			$552,548,339

FORWARD CURRENCY CONTRACTS at 11/30/15 (aggregate face value $223,388,875) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/16/15	$2,339,103	$2,507,531	$(168,428)
	Euro	Sell	12/16/15	2,339,103	2,479,460	140,357
Barclays Bank PLC
	Euro	Buy	12/16/15	4,146,144	4,395,027	(248,883)
	Euro	Sell	12/16/15	4,146,144	4,443,356	297,212
	Hong Kong Dollar	Buy	2/17/16	6,691,777	6,694,043	(2,266)
	Japanese Yen	Sell	2/17/16	2,823,304	2,846,156	22,852
	Singapore Dollar	Buy	2/17/16	1,045,433	1,052,534	(7,101)
	Swiss Franc	Buy	12/16/15	3,008,201	3,187,424	(179,223)
Citibank, N.A.
	Danish Krone	Sell	12/16/15	247,504	247,023	(481)
	Euro	Buy	12/16/15	4,187,365	4,487,531	(300,166)
	Euro	Sell	12/16/15	4,187,365	4,222,825	35,460
	Japanese Yen	Sell	2/17/16	767,609	783,947	16,338
Credit Suisse International
	British Pound	Buy	12/16/15	1,512,145	1,536,747	(24,602)
	British Pound	Sell	12/16/15	1,512,145	1,541,683	29,538
	Canadian Dollar	Sell	1/20/16	1,318,267	1,329,599	11,332
	Euro	Buy	12/16/15	3,109,080	3,332,244	(223,164)
	Euro	Sell	12/16/15	3,109,080	3,295,657	186,577
	Japanese Yen	Sell	2/17/16	4,220,287	4,308,876	88,589
	New Zealand Dollar	Sell	1/20/16	6,686,614	6,491,929	(194,685)
	Norwegian Krone	Sell	12/16/15	4,568,273	4,740,630	172,357
	Swedish Krona	Buy	12/16/15	1,549,460	1,559,611	(10,151)
	Swiss Franc	Buy	12/16/15	3,174,167	3,362,342	(188,175)
Deutsche Bank AG
	Australian Dollar	Buy	1/20/16	1,882,644	1,831,271	51,373
	British Pound	Buy	12/16/15	2,695,655	2,784,739	(89,084)
	Euro	Buy	12/16/15	1,629,900	1,627,881	2,019
Goldman Sachs International
	British Pound	Buy	12/16/15	2,291,864	2,336,662	(44,798)
	British Pound	Sell	12/16/15	2,291,864	2,329,228	37,364
	Danish Krone	Sell	12/16/15	2,701,002	2,843,438	142,436
HSBC Bank USA, National Association
	Canadian Dollar	Buy	1/20/16	3,882,166	3,928,102	(45,936)
	Euro	Buy	12/16/15	4,917,707	5,262,328	(344,621)
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/16/15	1,797,555	1,807,274	(9,719)
	British Pound	Sell	12/16/15	1,797,555	1,814,728	17,173
	Euro	Buy	12/16/15	3,290,450	3,526,399	(235,949)
	Euro	Sell	12/16/15	3,290,450	3,488,132	197,682
	Japanese Yen	Sell	2/17/16	3,041,754	3,106,443	64,689
	Norwegian Krone	Sell	12/16/15	5,142,416	5,420,165	277,749
	Singapore Dollar	Buy	2/17/16	1,138,763	1,146,122	(7,359)
	Swedish Krona	Buy	12/16/15	4,778,157	4,964,272	(186,115)
	Swiss Franc	Buy	12/16/15	1,833,794	1,944,041	(110,247)
State Street Bank and Trust Co.
	British Pound	Buy	12/16/15	14,717,809	14,931,159	(213,350)
	British Pound	Sell	12/16/15	14,717,809	15,006,816	289,007
	Euro	Buy	12/16/15	11,984,479	12,483,742	(499,263)
	Euro	Sell	12/16/15	11,984,479	12,783,010	798,531
	Israeli Shekel	Buy	1/20/16	4,362,487	4,302,902	59,585
	Japanese Yen	Sell	2/17/16	3,488,032	3,561,353	73,321
	Swedish Krona	Buy	12/16/15	5,014,726	5,211,329	(196,603)
	Swiss Franc	Buy	12/16/15	2,236,937	2,369,624	(132,687)
UBS AG
	Australian Dollar	Buy	1/20/16	1,454,220	1,416,573	37,647
	British Pound	Buy	12/16/15	4,389,136	4,460,402	(71,266)
	British Pound	Sell	12/16/15	4,389,136	4,391,219	2,083
	Euro	Buy	12/16/15	3,674,011	3,894,184	(220,173)
	Euro	Sell	12/16/15	3,674,011	3,938,004	263,993
	Japanese Yen	Sell	2/17/16	1,665,622	1,700,918	35,296
	Swiss Franc	Buy	12/16/15	5,399,137	5,730,689	(331,552)
WestPac Banking Corp.
	Canadian Dollar	Buy	1/20/16	5,920,033	5,971,029	(50,996)
	Japanese Yen	Sell	2/17/16	2,182,663	2,228,522	45,859

Total						$(940,624)

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through November 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $538,709,777.
(b)	The aggregate identified cost on a tax basis is $525,925,857, resulting in gross unrealized appreciation and depreciation of $89,611,843 and $62,989,361, respectively, or net unrealized appreciation of $26,622,482.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$759,082	$16,429,815	$15,103,382	$1,017	$2,085,515
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $12,581,615, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $11,889,530. which includes an amount for securities that are deemed worthless at period end.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $1,265,934 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	25.9%
	Financials	21.6
	Industrials	19.9

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $124,488 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,262,071 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,150,489 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$26,814,642	$—
Austria	3,883,758	—	—
Belgium	12,172,698	—	—
Canada	28,270,862	—	—
China	—	8,933,350	—
Denmark	10,703,638	—	—
Faroe Islands	1,309,648	—	—
Finland	7,830,452	—	—
France	23,021,619	—	—
Germany	27,528,716	—	—
Greece	2,106,238	—	—
Hong Kong	—	8,962,349	—
Ireland	12,973,601	—	—
Italy	27,685,862	—	—
Japan	—	136,575,332	—
Netherlands	3,257,715	—	—
New Zealand	—	7,997,065	—
Norway	12,252,140	—	—
Portugal	3,650,912	—	—
Singapore	—	3,279,203	—
South Africa	6,136,519	—	—
South Korea	—	1,822,767	—
Spain	3,026,278	—	—
Sweden	6,267,295	—	—
Switzerland	27,082,458	—	—
Taiwan	—	25,988,454	—
United Kingdom	91,936,376	—	6
United States	4,946,615	—	—
Total common stocks	316,043,400	220,373,162	6
U.S. treasury obligations	—	173,884	—
Short-term investments	2,085,515	13,872,372	—

Totals by level	$318,128,915	$234,419,418	$6

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(940,624)	$—

Totals by level	$—	$(940,624)	$—

During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$3,396,419	$4,337,043

Total	$3,396,419	$4,337,043

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$252,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$140,357	$320,064	$51,798	$488,393	$53,392	$179,800	$—	$557,293	$1,220,444	$339,019	$45,859	$3,396,419

	Total Assets	$140,357	$320,064	$51,798	$488,393	$53,392	$179,800	$—	$557,293	$1,220,444	$339,019	$45,859	$3,396,419

	Liabilities:
	Forward currency contracts#	168,428	437,473	300,647	640,777	89,084	44,798	390,557	549,389	1,041,903	622,991	50,996	4,337,043

	Total Liabilities	$168,428	$437,473	$300,647	$640,777	$89,084	$44,798	$390,557	$549,389	$1,041,903	$622,991	$50,996	$4,337,043

	Total Financial and Derivative Net Assets	$(28,071)	$(117,409)	$(248,849)	$(152,384)	$(35,692)	$135,002	$(390,557)	$7,904	$178,541	$(283,972)	$(5,137)	$(940,624)
	Total collateral received (pledged)##†	$(28,071)	$(110,919)	$(248,849)	$(119,892)	$—	$124,488	$(289,934)	$—	$173,884	$(268,889)	$—
	Net amount	$—	$(6,490)	$—	$(32,492)	$(35,692)	$10,514	$(100,623)	$7,904	$4,657	$(15,083)	$(5,137)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2016